FAIR VALUE MEASUREMENTS (Schedule of financial assets and financial liabilities by category) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Financial assets	$ 262,481	$ 153,387
Financial liabilities	(574,321)	(551,347)
Trade payables
FAIR VALUE MEASUREMENTS
Financial liabilities	(91,180)	(100,387)
Payroll payable
FAIR VALUE MEASUREMENTS
Financial liabilities	(30,345)	(21,896)
Share units payable
FAIR VALUE MEASUREMENTS
Financial liabilities	(14,063)	(9,259)
Metal forward sales contracts liability
FAIR VALUE MEASUREMENTS
Financial liabilities		(81)
Credit facilities
FAIR VALUE MEASUREMENTS
Financial liabilities		(162,946)
2024 Convertible Notes
FAIR VALUE MEASUREMENTS
Financial liabilities	(126,031)
2019 Convertible Debentures
FAIR VALUE MEASUREMENTS
Financial liabilities		(43,901)
Other payables
FAIR VALUE MEASUREMENTS
Financial liabilities	(84,383)	(82,807)
Cash and cash equivalents
FAIR VALUE MEASUREMENTS
Financial assets	231,328	128,148
Trade receivables concentrate sales
FAIR VALUE MEASUREMENTS
Financial assets	18,920	16,819
Trade receivables dor sales
FAIR VALUE MEASUREMENTS
Financial assets	7,782	3,151
Investments in equity securities
FAIR VALUE MEASUREMENTS
Financial assets	119	80
Other receivables
FAIR VALUE MEASUREMENTS
Financial assets	4,332	5,189
Financial liabilities at Fair value through profit or loss
FAIR VALUE MEASUREMENTS
Financial liabilities	(14,063)	(9,340)
Financial liabilities at Fair value through profit or loss | Share units payable
FAIR VALUE MEASUREMENTS
Financial liabilities	(14,063)	(9,259)
Financial liabilities at Fair value through profit or loss | Metal forward sales contracts liability
FAIR VALUE MEASUREMENTS
Financial liabilities		(81)
Financial liabilities at Amortized cost
FAIR VALUE MEASUREMENTS
Financial liabilities	(331,939)	(411,937)
Financial liabilities at Amortized cost | Trade payables
FAIR VALUE MEASUREMENTS
Financial liabilities	(91,180)	(100,387)
Financial liabilities at Amortized cost | Payroll payable
FAIR VALUE MEASUREMENTS
Financial liabilities	(30,345)	(21,896)
Financial liabilities at Amortized cost | Credit facilities
FAIR VALUE MEASUREMENTS
Financial liabilities		(162,946)
Financial liabilities at Amortized cost | 2024 Convertible Notes
FAIR VALUE MEASUREMENTS
Financial liabilities	(126,031)
Financial liabilities at Amortized cost | 2019 Convertible Debentures
FAIR VALUE MEASUREMENTS
Financial liabilities		(43,901)
Financial liabilities at Amortized cost | Other payables
FAIR VALUE MEASUREMENTS
Financial liabilities	(84,383)	(82,807)
Financial assets at Fair value through OCI
FAIR VALUE MEASUREMENTS
Financial assets	119	80
Financial assets at Fair value through OCI | Investments in equity securities
FAIR VALUE MEASUREMENTS
Financial assets	119	80
Financial assets at Fair value through profit or loss
FAIR VALUE MEASUREMENTS
Financial assets	18,920	16,819
Financial assets at Fair value through profit or loss | Trade receivables concentrate sales
FAIR VALUE MEASUREMENTS
Financial assets	18,920	16,819
Financial assets at Amortized cost
FAIR VALUE MEASUREMENTS
Financial assets	243,442	136,488
Financial assets at Amortized cost | Cash and cash equivalents
FAIR VALUE MEASUREMENTS
Financial assets	231,328	128,148
Financial assets at Amortized cost | Trade receivables dor sales
FAIR VALUE MEASUREMENTS
Financial assets	7,782	3,151
Financial assets at Amortized cost | Other receivables
FAIR VALUE MEASUREMENTS
Financial assets	$ 4,332	$ 5,189